SEGMENT INFORMATION - Assets by Segment (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Total assets	$ 75,335	$ 75,474
Business services
Disclosure of operating segments [line items]
Total assets	28,656	31,583
Infrastructure services
Disclosure of operating segments [line items]
Total assets	16,268	17,489
Industrials
Disclosure of operating segments [line items]
Total assets	30,095	26,097
Corporate and other
Disclosure of operating segments [line items]
Total assets	$ 316	$ 305